Estimates (Estimated Aggregate Amortization Expense) (Details) $ in Millions	Dec. 31, 2014 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 263
2016	260
2017	260
2018	259
2019	$ 256